Provisions	12 Months Ended
Dec. 31, 2022
Provisions
Provisions

C9   Provisions

	31 Dec 2022 $m	31 Dec 2021 $m
Staff benefits provisionsnote (i)	341	355
Other provisions	7	17
Total provisionsnote (ii)	348	372

Notes

(i)	Provisions for staff benefits are generally expected to be paid out within the next three years.
(ii)	Analysis of movement in total provisions is shown below:

	2022 $m	2021 $m
Balance at 1 Jan	372	350
Removal of discontinued US operations	—	(14)
Charged (credited) to income statement:
Additional provisions	231	263
Unused amounts released	(20)	(15)
Utilisation during the year	(221)	(204)
Exchange differences	(14)	(8)
Balance at 31 Dec	348	372